Schedule of Contractual Maturities Lease Liabilities and Right of Use Assets (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
At cost	$ 1,347,718	$ 1,347,718	$ 1,347,718
Less accumulated amortisation	(499,354)	(403,298)	(307,245)
Total Right of Use assets	848,364	944,420	1,040,472
Within 1 year (Current)	89,109	89,109	82,386
Non-current liabilities	713,235	879,347	971,752
Total lease liabilities	802,344	968,456	1,054,138
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Within 1 year (Current)	89,109	89,109	82,386
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	80,750	80,750	92,405
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	224,930	224,930	227,744
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	$ 407,555	$ 573,667	$ 651,603